Equity Investments (Tables)	9 Months Ended
Dec. 31, 2025
Investments, All Other Investments [Abstract]
Schedule of Equity Investments
A summary of the components of equity investments is as follows:

	As of
(in millions)	December 31, 2025	March 31, 2025
Equity method investments under fair value option	$157	$300
Equity investments in publicly listed companies	70	98
Equity method investments under equity method	18	16
Non-marketable equity securities	124	151
Total equity investments	$369	$565
Income (loss) from equity investments, net is as follows:

	Three Months Ended December 31,		Nine Months Ended December 31,
(in millions)	2025	2024	2025	2024
Equity investments in publicly listed companies	$(24)	$43	$(32)	$72
Equity method investments (1)	9	(5)	4	(17)
Non-marketable equity securities (includes NAV)	21	1	22	(2)
Total income (loss) from equity investments, net	$6	$39	$(6)	$53
(1)Includes equity method investments where the Company elected the fair value option, including those under the net asset value (“NAV”) practical expedient, along with investments accounted for under the equity method.

Schedule of Unrealized Gain (Loss) on Investments
The components of gains and (losses), which primarily include realized and unrealized gains and losses on non-marketable securities inclusive of those measured under the NAV practical expedient, are as follows:

	Three Months Ended December 31,		Nine Months Ended December 31,
(in millions)	2025	2024	2025	2024
Observable price adjustments on non-marketable equity securities (includes NAV)	$21	$1	$22	$(1)
Impairment of non-marketable equity securities	—	—	—	(1)
Total income (loss) from equity investments in non-marketable securities, net	$21	$1	$22	$(2)

Schedule of Realized Gain (Loss) on Investments
The components of gains and (losses), which primarily include realized and unrealized gains and losses on non-marketable securities inclusive of those measured under the NAV practical expedient, are as follows:

	Three Months Ended December 31,		Nine Months Ended December 31,
(in millions)	2025	2024	2025	2024
Observable price adjustments on non-marketable equity securities (includes NAV)	$21	$1	$22	$(1)
Impairment of non-marketable equity securities	—	—	—	(1)
Total income (loss) from equity investments in non-marketable securities, net	$21	$1	$22	$(2)